Loss Per Share or Ads	12 Months Ended
Dec. 31, 2018
Loss Per Share Or Ads
LOSS PER SHARE OR ADS

NOTE 20:-	LOSS PER SHARE OR ADS

a.	Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2018		2017		2016
	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss
Amounts used in the computation of basic and diluted loss	In thousands	USD in thousands	In thousands	USD in thousands	In thousands	USD in thousands

Basic loss per share	139,924	$(8,523)	116,743	$(6,244)	37,458	$(1,993)

Effect of potential dilutive Ordinary shares (**)	19,433	(395)	-	-	-	-

Diluted loss per share	159,357	$(8,918)	116,743	$(6,244)	37,458	$(1,993)

(*)	In order to calculate the weighted number of ADSs, the weighted number of shares was divided by 40 (refer to Note 17a).

(**)	Due to the effect of the Convertible Debentures.

b.	The computation of diluted loss per share or ADS did not include the following convertible securities since their inclusion would decrease the loss per share (anti-dilutive effect):

1.	Share or ADS options to employees, officers, directors and consultants.

2.	Non-marketable warrants to investor.